Selling and marketing expenses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Depreciation	$ 21,620	¥ 153,914	¥ 132,329	$ 36,031	¥ 256,508	¥ 146,013
Total selling and marketing expenses	4,188,656	29,819,045	24,060,458	6,930,347	49,337,137	22,995,405
S And M Expense [Member]
DisclosureLineElements [Line Items]
Salaries and employee benefit	216,762	1,543,131	659,985	226,970	1,615,800	1,241,662
Advertising expenses				181,041	1,288,830	1,087,180
Market promotion service fee	3,912,766	27,854,979	22,524,962	6,229,545	44,348,132	16,856,156
Travel, Meals and Entertainment	36,416	259,243	298,943	106,173	755,844	998,343
Rental	455	3,241	9,724	2,277	16,207	113,813
Depreciation	8,229	58,585	42,054	11,584	82,466	18,674
Accrued credit points for online store consumption				123,834	881,572	2,159,093
Others	14,028			48,923	348,286	520,484
Total selling and marketing expenses	$ 4,188,656	29,819,045	24,060,458	$ 6,930,347	¥ 49,337,137	¥ 22,995,405
Others		¥ 99,866	¥ 524,790